RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 949	$ 1,137
Crown's subsidiary [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	12	18
Melco's Subsidiaries and Its Associated Company [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	369	179
MCE Charity Association [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies		120
Shun Tak Group [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	283	304
SJM [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	71	113
Sky Shuttle [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	159	302
STDM Group [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 55	$ 101